Credit risk concentrations (Details) - Credit Availability Concentration Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Credit exposure, Sub-total	$ 7,034,052	$ 7,387,664
Credit exposure, General allowance	(32,509)	(30,197)
Credit exposure, Total	7,001,543	7,357,467
Australia
Concentration Risk [Line Items]
Credit exposure, Sub-total	14,242	14,187
Barbados
Concentration Risk [Line Items]
Credit exposure, Sub-total	7,500	11,250
Belgium
Concentration Risk [Line Items]
Credit exposure, Sub-total	1,722	3,352
Bermuda
Concentration Risk [Line Items]
Credit exposure, Sub-total	2,451,254	2,663,331
Canada
Concentration Risk [Line Items]
Credit exposure, Sub-total	514,861	365,037
Cayman
Concentration Risk [Line Items]
Credit exposure, Sub-total	978,561	939,693
Guernsey
Concentration Risk [Line Items]
Credit exposure, Sub-total	444,119	488,282
Japan
Concentration Risk [Line Items]
Credit exposure, Sub-total	20,963	23,424
New Zealand
Concentration Risk [Line Items]
Credit exposure, Sub-total	785	999
Norway
Concentration Risk [Line Items]
Credit exposure, Sub-total	42,477	289
Saint Lucia
Concentration Risk [Line Items]
Credit exposure, Sub-total	65,117	65,285
Sweden
Concentration Risk [Line Items]
Credit exposure, Sub-total	1,550	3,659
Switzerland
Concentration Risk [Line Items]
Credit exposure, Sub-total	5,833	3,905
The Bahamas
Concentration Risk [Line Items]
Credit exposure, Sub-total	26,682	31,932
United Kingdom
Concentration Risk [Line Items]
Credit exposure, Sub-total	1,581,547	1,611,899
United States
Concentration Risk [Line Items]
Credit exposure, Sub-total	876,642	1,161,106
Other
Concentration Risk [Line Items]
Credit exposure, Sub-total	197	34
Cash due from banks, resell agreements and short-term investments
Concentration Risk [Line Items]
Credit exposure, Sub-total	2,770,219	2,698,372
Credit exposure, General allowance	0	0
Credit exposure, Total	2,770,219	2,698,372
Cash due from banks, resell agreements and short-term investments | Australia
Concentration Risk [Line Items]
Credit exposure, Sub-total	14,242	14,187
Cash due from banks, resell agreements and short-term investments | Barbados
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Cash due from banks, resell agreements and short-term investments | Belgium
Concentration Risk [Line Items]
Credit exposure, Sub-total	1,722	3,352
Cash due from banks, resell agreements and short-term investments | Bermuda
Concentration Risk [Line Items]
Credit exposure, Sub-total	23,505	22,009
Cash due from banks, resell agreements and short-term investments | Canada
Concentration Risk [Line Items]
Credit exposure, Sub-total	514,861	365,037
Cash due from banks, resell agreements and short-term investments | Cayman
Concentration Risk [Line Items]
Credit exposure, Sub-total	40,356	19,086
Cash due from banks, resell agreements and short-term investments | Guernsey
Concentration Risk [Line Items]
Credit exposure, Sub-total	1	1
Cash due from banks, resell agreements and short-term investments | Japan
Concentration Risk [Line Items]
Credit exposure, Sub-total	20,963	23,424
Cash due from banks, resell agreements and short-term investments | New Zealand
Concentration Risk [Line Items]
Credit exposure, Sub-total	785	999
Cash due from banks, resell agreements and short-term investments | Norway
Concentration Risk [Line Items]
Credit exposure, Sub-total	42,477	289
Cash due from banks, resell agreements and short-term investments | Saint Lucia
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Cash due from banks, resell agreements and short-term investments | Sweden
Concentration Risk [Line Items]
Credit exposure, Sub-total	1,550	3,659
Cash due from banks, resell agreements and short-term investments | Switzerland
Concentration Risk [Line Items]
Credit exposure, Sub-total	5,833	3,905
Cash due from banks, resell agreements and short-term investments | The Bahamas
Concentration Risk [Line Items]
Credit exposure, Sub-total	2,822	3,196
Cash due from banks, resell agreements and short-term investments | United Kingdom
Concentration Risk [Line Items]
Credit exposure, Sub-total	1,224,263	1,078,088
Cash due from banks, resell agreements and short-term investments | United States
Concentration Risk [Line Items]
Credit exposure, Sub-total	876,642	1,161,106
Cash due from banks, resell agreements and short-term investments | Other
Concentration Risk [Line Items]
Credit exposure, Sub-total	197	34
Loans
Concentration Risk [Line Items]
Credit exposure, Sub-total	3,602,987	4,030,352
Credit exposure, General allowance	(32,509)	(30,197)
Credit exposure, Total	3,570,478	4,000,155
Loans | Australia
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | Barbados
Concentration Risk [Line Items]
Credit exposure, Sub-total	7,500	11,250
Loans | Belgium
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | Bermuda
Concentration Risk [Line Items]
Credit exposure, Sub-total	2,105,195	2,269,635
Loans | Canada
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | Cayman
Concentration Risk [Line Items]
Credit exposure, Sub-total	706,994	713,468
Loans | Guernsey
Concentration Risk [Line Items]
Credit exposure, Sub-total	337,037	434,531
Loans | Japan
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | New Zealand
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | Norway
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | Saint Lucia
Concentration Risk [Line Items]
Credit exposure, Sub-total	65,117	65,285
Loans | Sweden
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | Switzerland
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | The Bahamas
Concentration Risk [Line Items]
Credit exposure, Sub-total	23,860	28,736
Loans | United Kingdom
Concentration Risk [Line Items]
Credit exposure, Sub-total	357,284	507,447
Loans | United States
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | Other
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | Banks and financial services
Concentration Risk [Line Items]
Credit exposure, Sub-total	321,680	243,776
Loans | Commercial and merchandising
Concentration Risk [Line Items]
Credit exposure, Sub-total	266,976	230,376
Loans | Governments
Concentration Risk [Line Items]
Credit exposure, Sub-total	112,857	223,699
Loans | Individuals
Concentration Risk [Line Items]
Credit exposure, Sub-total	2,299,852	2,532,209
Loans | Primary industry and manufacturing
Concentration Risk [Line Items]
Credit exposure, Sub-total	34,304	36,299
Loans | Real estate
Concentration Risk [Line Items]
Credit exposure, Sub-total	418,946	632,548
Loans | Hospitality industry
Concentration Risk [Line Items]
Credit exposure, Sub-total	142,707	125,471
Loans | Transport and communication
Concentration Risk [Line Items]
Credit exposure, Sub-total	5,665	5,974
Off-balance sheet
Concentration Risk [Line Items]
Credit exposure, Sub-total	660,846	658,940
Credit exposure, General allowance	0	0
Credit exposure, Total	660,846	658,940
Off-balance sheet | Australia
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Barbados
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Belgium
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Bermuda
Concentration Risk [Line Items]
Credit exposure, Sub-total	322,554	371,687
Off-balance sheet | Canada
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Cayman
Concentration Risk [Line Items]
Credit exposure, Sub-total	231,211	207,139
Off-balance sheet | Guernsey
Concentration Risk [Line Items]
Credit exposure, Sub-total	107,081	53,750
Off-balance sheet | Japan
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | New Zealand
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Norway
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Saint Lucia
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Sweden
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Switzerland
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | The Bahamas
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | United Kingdom
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	26,364
Off-balance sheet | United States
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Other
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Banks and financial services
Concentration Risk [Line Items]
Credit exposure, Sub-total	393,148	320,934
Off-balance sheet | Commercial and merchandising
Concentration Risk [Line Items]
Credit exposure, Sub-total	139,264	107,545
Off-balance sheet | Governments
Concentration Risk [Line Items]
Credit exposure, Sub-total	709	102,782
Off-balance sheet | Individuals
Concentration Risk [Line Items]
Credit exposure, Sub-total	108,810	95,956
Off-balance sheet | Primary industry and manufacturing
Concentration Risk [Line Items]
Credit exposure, Sub-total	2,095	978
Off-balance sheet | Real estate
Concentration Risk [Line Items]
Credit exposure, Sub-total	12,467	15,891
Off-balance sheet | Hospitality industry
Concentration Risk [Line Items]
Credit exposure, Sub-total	4,353	14,854
Off-balance sheet | Transport and communication
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Total credit exposure
Concentration Risk [Line Items]
Credit exposure, Sub-total	4,263,833	4,689,292
Credit exposure, General allowance	(32,509)	(30,197)
Credit exposure, Total	4,231,324	4,659,095
Total credit exposure | Banks and financial services
Concentration Risk [Line Items]
Credit exposure, Sub-total	714,828	564,710
Total credit exposure | Commercial and merchandising
Concentration Risk [Line Items]
Credit exposure, Sub-total	406,240	337,921
Total credit exposure | Governments
Concentration Risk [Line Items]
Credit exposure, Sub-total	113,566	326,481
Total credit exposure | Individuals
Concentration Risk [Line Items]
Credit exposure, Sub-total	2,408,662	2,628,165
Total credit exposure | Primary industry and manufacturing
Concentration Risk [Line Items]
Credit exposure, Sub-total	36,399	37,277
Total credit exposure | Real estate
Concentration Risk [Line Items]
Credit exposure, Sub-total	431,413	648,439
Total credit exposure | Hospitality industry
Concentration Risk [Line Items]
Credit exposure, Sub-total	147,060	140,325
Total credit exposure | Transport and communication
Concentration Risk [Line Items]
Credit exposure, Sub-total	$ 5,665	$ 5,974